Financial Instruments (Schedule Of Changes In The Fair Value Of The Derivatives Not Designated As Hedging Instruments Recorded In The Consolidated Statements Of Income) (Detail) - Not Designated as Hedging Instrument - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (2,051)	¥ (3,446)	¥ 4,399
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 215	(432)	575
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 1,244	(1,457)	1,460
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (1,083)	(1,613)	1,779
Currency Option Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (2,572)	201	¥ 585
Forward Contracts
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 145	¥ (145)